FHLB Advances And Other Debt	12 Months Ended
Dec. 31, 2020
FHLB Advances And Other Debt [Abstract]
FHLB Advances And Other Debt

NOTE 10 –FHLB ADVANCES AND OTHER DEBT

FHLB advances and other debt were as follows:

	Weighted
	Average Rate	December 31, 2020	December 31, 2019
FHLB fixed rate advances
Maturities:
2020		-	4,500
2021	1.63%	7,500	4,000
2022	1.16%	10,000	1,500
2023	0.92%	3,500	6,500
2024	1.90%	6,500	-
Total FHLB fixed rate advances		27,500	16,500

Fixed rate other debt:
FRB PPPLF advances	0.35%	107,413	-

Variable rate other debt:
Holding Company credit facility	4.00%	9,500	5,000
Warehouse facility	3.50%	70,013	7,517
Total variable rate other debt		79,513	12,517
Total		$214,426	$29,017

Each FHLB advance is payable at its maturity date, with a prepayment penalty if repaid before maturity.

The advances were collateralized as follows:

	December 31, 2020	December 31, 2019
Single-family mortgage loans	$87,076	$79,144
Multi-family mortgage loans	10,970	21,258
Commercial real estate loans (1-4 family)	5,750	6,639
Home equity lines of credit	2,838	5,028
Securities	1,017	3,074
Cash	3,300	3,300
Total	$110,951	$118,443

Based on the collateral pledged to the FHLB, CFBank was eligible to borrow up to a total of $81,409 from the FHLB at December 31, 2020.

Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2020
2021	$78,013
2022	126,413
2023	3,500
2024	6,500
2025	-
$214,426

The Holding Company has a term loan in the original principal amount of $5,000 with an additional $10,000 revolving line-of-credit with a third-party bank.  The term loan requires quarterly principal payments of $125 plus accrued interest.  Any remaining principal is due and payable on the maturity date, which is December 23, 2022.  Loans under the credit facility bear interest at a rate equal to the Prime Rate plus 0.75%.  The purpose of the credit facility is to provide an additional source of liquidity for the Holding Company and to provide funds for the Holding Company to downstream as additional capital to CFBank to support growth.  As of December 31, 2020, the Company had an outstanding balance of $4,500 on the term loan and a $5,000 outstanding balance on the revolving line-of-credit.  At December 31, 2019, the term loan had an outstanding balance of $5,000 and no outstanding balance on the line of credit facility.

At December 31, 2020, CFBank had availability in unused lines of credit at two commercial banks in amounts of $50,000 and $15,000.  There were no outstanding borrowings on either line at December 31, 2020 and December 31, 2019.  Interest on any principal amounts outstanding from time to time under these lines accrues daily at a variable rate based on the commercial bank’s cost of funds and current market returns.

During the fourth quarter of 2019, CFBank entered into a $25,000 warehouse facility with a commercial bank.  The warehouse facility is used to periodically fund loans held for sale from the close (funding) date until they are sold in the secondary market.  Borrowings on the facility bear interest at the greater of 30 Day Libor plus 2.00% or 4.00% and are secured by the specific loans that were funded.  This warehouse facility had an no outstanding balance at December 31, 2020 and an outstanding balance of $7,517 at December 31,2019.

During the second quarter of 2020, CFBank entered into an additional $75,000 warehouse facility with a commercial bank.  The warehouse facility is used to periodically fund loans held for sale from the close (funding) date until they are sold in the secondary market.  Borrowings on the facility bear interest at the greater of (a) the 30-day LIBOR plus 1.75% or (b) 3.50% and are secured by the specific loans that were funded.  This warehouse facility had an outstanding balance of $70,013 at December 31, 2020, and no outstanding balance at December 31, 2019.

To support the effectiveness of the PPP, the Federal Reserve Board (the “FRB”) introduced the PPPLF to extend credit to financial institutions that made PPP loans, with the related PPP loans used as collateral on the borrowings.  The PPPLF borrowings have a fixed interest rate of 0.35% and a maturity equal to the maturity date of the related PPP loans, with the PPP loans maturing two years from the origination date of the PPP loan.  If a PPP loan pays off early, the corresponding PPPLF borrowing must be paid off as well.  At December 31, 2020, the Company’s PPP loans and related PPPLF funding had a weighted average life of approximately 1.2 years.  At December 31, 2020, the principal balance of PPPLF advances outstanding was $107,413.

Other than the PPPLF borrowing, there were no outstanding borrowings with the FRB at December 31, 2020.  There were no outstanding borrowings with the FRB at December 31, 2019.

Assets pledged as collateral with the FRB were as follows:

	2020	2019
Commercial loans	$39,914	$38,317
Commercial real estate loans	85,655	77,733
	$125,569	$116,050

Based on the collateral pledged, CFBank was eligible to borrow up to $81,508 from the FRB at year-end 2020.